Reconciliation of Earnings and Weighted Average Common Shares and Potential Common Shares Outstanding (Parenthetical) (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Schedule Of Earnings Per Share [Line Items]
Options to purchase common shares excluded from the computation of diluted earnings per share	0.4	0.7	0.2	5.6	11.6